[FORUM LOGO]

                                                          F O R U M
                                                          F U N D S
[PICTURE GRAPHICS ON LEFT HALF
OF PAGE OF COMPUTER MONITOR AND
KEYBOARD ON PEDISTAL, PENCIL,
PAPER, GEAR WHEELS]


                                                       SEMI-ANNUAL REPORT
                                                       FEBRUARY 28, 1998




                                                          DAILY ASSETS
                                                         TREASURY FUND


                                                      DAILY ASSETS TREASURY
                                                         OBLIGATIONS FUND


                                                          DAILY ASSETS
                                                         GOVERNMENT FUND


                                                          DAILY ASSETS
                                                           CASH FUND

                                TABLE OF CONTENTS


A Message to our Shareholders.....................................  1

FINANCIAL STATEMENTS OF FORUM FUNDS

Statements of Assets and Liabilities..............................  2

Statements of Operations..........................................  3

Statements of Changes in Net Assets...............................  4

Financial Highlights..............................................  6

Notes to Financial Statements.....................................  8

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

Schedules of Investments:

      Treasury Portfolio..........................................  15
      Treasury Cash Portfolio.....................................  16
      Government Cash Portfolio...................................  17
      Cash Portfolio..............................................  18

Statements of Assets and Liabilities..............................  19

Statements of Operations..........................................  20

Statements of Changes in Net Assets...............................  21

Notes to Financial Statements.....................................  23

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

                                                                   [FORUM LOGO]
DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT CASH FUND
DAILY ASSETS CASH FUND
                                                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholder:

The management of Forum Funds is pleased to present this semi-annual report to shareholders for the period ended February 28, 1998. We are delighted to report that our money market fund offerings have been expanded and are receiving an excellent response from shareholders. We begin by updating you on some exciting changes in the investment advisor to the funds, and on our new funds.

As a shareholder you have been familiar with Linden Asset Management, Inc., and Forum Advisors, Inc., the investment advisors to the Daily Asset Cash and Daily Assets Treasury portfolios respectively. As of January 2, 1998, the operations of these two companies have been combined to form Forum Investment Advisors, LLC. Anthony Fischer, former principal of Linden, is now the portfolio manager for all of Forum Investment Advisors' money market funds, including the Daily Assets Treasury Fund portfolio. We are pleased with the acquisition of Linden Asset Management and the opportunity to continue to benefit from Mr.
Fischer's experience. We are confident that the combination will result in new growth.

Signs of that growth are evident in the cover of this semi-annual report: as of November, 1997, we opened two new money market funds, the Daily Assets Treasury Obligations Fund and the Daily Assets Government Fund. As of the date of this report the Treasury Obligations Fund had total net assets of more than $60 million and the Government fund had nearly $5 million in total net assets. We should also note that Standard & Poor's has given Daily Assets Treasury Obligations Fund its highest money market fund rating: AAAm. We are pleased to provide these new investment opportunities to shareholders and happy with their successful introduction. The four money market funds discussed in this report now have combined assets in excess of $125 million.

Management of the funds seeks to provide shareholders with favorable yields and a constant $1.00 share price through skilled and responsible investment management. The consistently strong performance our shareholders have come to expect has continued during the first half of our 1997-98 fiscal year. At the end of the current reporting period on February 28, 1998 the seven-day and thirty-day simple yields, respectively, for each of the funds were: Daily Assets Cash Fund 5.29% and 5.29%, Daily Assets Treasury Fund 5.02% and 4.93%, Daily Assets Treasury Obligations Fund 5.44% and 5.33%, and Daily Assets Government Fund 5.59% and 5.56%. While past performance is not indicative of future results, we believe the funds are well positioned for the coming year.

The management of Forum Funds wishes to thank you for your continued confidence. We remain committed to bringing you excellent performance and the high level of service to which you as shareholders are entitled. We invite you to call us with your comments or questions at (207) 879-0001.

                                                     Sincerely,

                                                     John Y. Keffer
                                                     Chairman


THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. DURING THE PERIOD, SOME OF THE FUNDS' FEES MAY HAVE BEEN WAIVED OR REIMBURSED; IF THESE FEES WERE NOT WAIVED OR REIMBURSED PERFORMANCE WOULD HAVE BEEN LOWER.

FORUM FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          DAILY ASSETS
                                                      DAILY ASSETS          TREASURY          DAILY ASSETS       DAILY ASSETS
                                                        TREASURY           OBLIGATIONS         GOVERNMENT            CASH
                                                           FUND               FUND                FUND                FUND
                                                    ------------------   ----------------   -----------------  ------------------

ASSETS:
    Investments in Portfolios of Core Trust (Delaware) at
       value (a)                                         $ 46,711,843       $ 61,193,009         $ 4,971,871        $ 13,354,954
    Organization costs, net of amortization                         -              4,950               6,568                   -
                                                    ------------------   ----------------   -----------------  ------------------
                                                           46,711,843         61,197,959           4,978,439 #        13,354,954
                                                    ------------------   ----------------   -----------------  ------------------

LIABILITIES:
    Dividends payable                                         164,863            262,785              19,328              48,676
    Payable to administrator (Note 3)                           1,806                  -                   -                   -
    Accrued expenses and other liabilities                     26,372              8,211               6,789               2,524
                                                    ------------------   ----------------   -----------------  ------------------
Total liabilities                                             193,041            270,996              26,117              51,200
                                                    ------------------   ----------------   -----------------  ------------------

NET ASSETS                                               $ 46,518,802       $ 60,926,963         $ 4,952,322        $ 13,303,754
                                                    ==================   ================   =================  ==================

COMPONENTS OF NET ASSETS:
    Paid in capital                                        46,517,664         60,926,092           4,952,322          13,303,659
    Undistributed (distribution in excess of)
       net investment income                                   19,454                  -                   -                   -
    Accumulated net realized gain (loss)                      (18,316)               871                   -                  95
                                                    ------------------   ----------------   -----------------  ------------------

NET ASSETS                                               $ 46,518,802       $ 60,926,963         $ 4,952,322        $ 13,303,754
                                                    ==================   ================   =================  ==================

SHARES OF BENEFICIAL INTEREST:                             46,517,664         60,926,092           4,952,322          13,303,659

NET ASSET VALUE PER SHARE (OFFERING AND
    REDEMPTION PRICE PER SHARE)                                $ 1.00             $ 1.00              $ 1.00              $ 1.00

(a) Cost of Investments.                                 $ 46,711,843       $ 61,193,009         $ 4,971,871        $ 13,354,954









See Notes to Financial Statements.   2                               FORUM FUNDS

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                               DAILY ASSETS
                                      DAILY ASSETS               TREASURY              DAILY ASSETS            DAILY ASSETS
                                        TREASURY               OBLIGATIONS              GOVERNMENT                 CASH
                                           FUND                FUND (NOTE 1)           FUND (NOTE 1)                FUND
                                   --------------------   -----------------------  ----------------------   --------------------
INVESTMENT INCOME ALLOCATED
    FROM PORTFOLIOS OF CORE
    TRUST (DELAWARE):
    Interest income                        $ 1,145,480                 $ 360,197                $ 21,189              $ 321,454
    Net expenses                               (31,958)                   (9,831)                   (516)                (8,283)
                                   --------------------   -----------------------  ----------------------   --------------------
Net investment income allocated from
    Portfolios of Core Trust (Delaware)
    (Note 2)                                 1,113,522                   350,366                  20,673                313,171
                                   --------------------   -----------------------  ----------------------   --------------------

EXPENSES:
    Management (Note 3)                         15,066                     3,262                     184                  4,031
    Transfer agent (Note 3)                     41,221                     4,588                   1,252                 15,440
    Accounting (Note 3)                          6,000                     1,323                   1,065                  6,000
    Audit                                        2,767                         -                       -                  2,767
    Legal (Note 3)                               7,857                       692                      49                  4,448
    Trustees                                     1,322                       100                     100                    576
    Registration                                 7,488                     1,763                   1,612                  2,887
    Reporting                                   11,324                         -                       -                  3,699
    Amortization of organization costs               -                       112                     119                      -
    Miscellaneous                                9,627                       126                      13                  2,285
                                   --------------------   -----------------------  ----------------------   --------------------

Total expenses                                 102,672                    11,966                   4,394                 42,133
    Expenses reimbursed and
       fees waived (Note 4)                    (33,900)                   (8,703)                 (4,172)               (24,006)
                                   --------------------   -----------------------  ----------------------   --------------------
Net expenses                                    68,772                     3,263                     222                 18,127
                                   --------------------   -----------------------  ----------------------   --------------------

NET INVESTMENT INCOME                        1,044,750                   347,103                  20,451                295,044
                                   --------------------   -----------------------  ----------------------   --------------------

NET REALIZED GAIN (LOSS) ON
    INVESTMENTS ALLOCATED
    FROM PORTFOLIOS OF CORE
    TRUST (DELAWARE)                           (20,126)                      871                       -                     95
                                   --------------------   -----------------------  ----------------------   --------------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $ 1,024,624                 $ 347,974                $ 20,451              $ 295,139
                                   ====================   =======================  ======================   ====================





See Notes to Financial Statements.   3                               FORUM FUNDS

FORUM FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH, 1997 AND THE PERIODS ENDED AUGUST 31, 1997 AND FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                           DAILY ASSETS
                                                                             TREASURY
                                                                               FUND
                                                                         -----------------

NET ASSETS - March 31, 1996                                                  $ 43,102,929
--------------------------------------------------------------           -----------------
OPERATIONS:
    Net investment income                                                       1,937,414
    Net realized gain (loss) on investments allocated from Portfolios of
       Core Trust (Delaware)                                                       (1,082)
                                                                         -----------------
       Net increase (decrease)  in net assets resulting
           from operations                                                      1,936,332
                                                                         -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                      (1,937,414)
                                                                         -----------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
    Sale of shares                                                             93,585,220
    Reinvestment of distributions                                                  94,618
    Redemption of shares                                                      (92,806,533)
                                                                         -----------------
       Net increase (decrease) from capital transactions                          873,305
                                                                         -----------------
       Net increase (decrease) in net assets                                      872,223
                                                                         -----------------

NET ASSETS - March 31, 1997                                                    43,975,152
--------------------------------------------------------------           -----------------
OPERATIONS:
    Net investment income                                                         862,364
    Net realized gain (loss) on investments allocated from Portfolios of
       Core Trust (Delaware)                                                       15,133
                                                                         -----------------
       Net increase (decrease) in net assets resulting
           from operations                                                        877,497
                                                                         -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                        (862,364)
                                                                         -----------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
    Sale of shares                                                             35,543,377
    Reinvestment of distributions                                                  68,736
    Redemption of shares                                                      (35,486,607)
                                                                         -----------------
       Net increase (decrease) from capital transactions                          125,506
                                                                         -----------------
       Net increase (decrease) in net assets                                      140,639
                                                                         -----------------

NET ASSETS - August 31, 1997 (Note 1)                                          44,115,791
--------------------------------------------------------------           =================
OPERATIONS:
    Net investment income                                                       1,044,750
    Net realized gain (loss) on investments allocated from Portfolios of
       Core Trust (Delaware)                                                      (20,126)
                                                                         -----------------
       Net increase (decrease) in net assets resulting
           from operations                                                      1,024,624
                                                                         -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                      (1,044,750)
                                                                         -----------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
    Sale of shares                                                             71,713,517
    Reinvestment of distributions                                                  97,385
    Redemption of shares                                                      (69,387,765)
                                                                         -----------------
       Net increase (decrease) from capital transactions                        2,423,137
                                                                         -----------------
       Net increase (decrease) in net assets                                    2,403,011
                                                                         -----------------

NET ASSETS - February, 28, 1998 (Unaudited)                                  $ 46,518,802
--------------------------------------------------------------           =================



See Notes to Financial Statements.   4                               FORUM FUNDS

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1997 AND THE PERIOD ENDED FEBRUARY 28, 1998 (Concluded)
--------------------------------------------------------------------------------

                                                                           DAILY ASSETS
                                                                             TREASURY          DAILY ASSETS       DAILY ASSETS
                                                                           OBLIGATIONS          GOVERNMENT            CASH
                                                                          FUND (NOTE 1)       FUND (NOTE 1)           FUND
                                                                         -----------------   -----------------   ----------------

NET ASSETS - August 31, 1996                                                            -                   -                  -
--------------------------------------------------------------           -----------------   -----------------   ----------------

OPERATIONS:
    Net investment income                                                               -                   -            377,014
                                                                         -----------------   -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                               -                   -           (377,014)
                                                                         -----------------   -----------------   ----------------

CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
    Sale of shares                                                                      -                   -         32,622,774
    Reinvestment of distributions                                                       -                   -             12,391
    Redemption of shares                                                                -                   -        (20,559,091)
                                                                         -----------------   -----------------   ----------------
       Net increase (decrease) from capital transactions                                -                   -         12,076,074
                                                                         -----------------   -----------------   ----------------

       Net increase (decrease) in net assets                                            -                   -         12,076,074
                                                                         -----------------   -----------------   ----------------

NET ASSETS - August 31, 1997                                                            -                   -         12,076,074
--------------------------------------------------------------           -----------------   -----------------   ----------------

OPERATIONS:
    Net investment income                                                         347,103              20,451            295,044
    Net realized gain (loss) on investments allocated from Portfolios of
       Core Trust (Delaware)                                                          871                   -                 95
                                                                         -----------------   -----------------   ----------------
       Net increase (decrease) in net assets resulting
           from operations                                                        347,974              20,451            295,139
                                                                         -----------------   -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                        (347,103)            (20,451)          (295,044)
                                                                         -----------------   -----------------   ----------------

CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
    Sale of shares                                                             80,339,501           5,493,736         14,683,100
    Reinvestment of distributions                                                       -                   -             16,213
    Redemption of shares                                                      (19,413,409)           (541,414)       (13,471,728)
                                                                         -----------------   -----------------   ----------------
       Net increase (decrease) from capital transactions                       60,926,092           4,952,322          1,227,585
                                                                         -----------------   -----------------   ----------------

       Net increase (decrease) in net assets                                   60,926,963           4,952,322          1,227,680
                                                                         -----------------   -----------------   ----------------

NET ASSETS - February 28, 1998 (Unaudited)                                   $ 60,926,963         $ 4,952,322       $ 13,303,754
--------------------------------------------------------------           =================   =================   ================



See Notes to Financial Statements.   5                               FORUM FUNDS

FORUM FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Following is selected data for a share of each Fund outstanding during the periods indicated.

                                                                                            RATIOS TO AVERAGE
                                                                                               NET ASSETS
                                     BEGINNING                  DISTRIBUTIONS  ENDING      ---------------------
                                     NET ASSET       NET         FROM NET    NET ASSET                   NET
                                     VALUE PER    INVESTMENT    INVESTMENT   VALUE PER        NET     INVESTMENT
                                       SHARE        INCOME        INCOME       SHARE        EXPENSES    INCOME
                                     ----------   -----------   -----------  -----------  ---------------------
DAILY ASSETS TREASURY FUND
  Period Ended February 28, 1998 (b)     $1.00         $0.02        ($0.02)       $1.00       0.47%(c)    4.86%(c)
  Period Ended August 31, 1997 (e)        1.00          0.02         (0.02)        1.00       0.50%(c)    4.76%(c)
  Year Ended March 31, 1997               1.00          0.05         (0.05)        1.00       0.50%       4.70%
  Year Ended March 31, 1996               1.00          0.05         (0.05)        1.00       0.50%       5.01%
  Year Ended March 31, 1995               1.00          0.04         (0.04)        1.00       0.37%       4.45%
  Year Ended March 31, 1994               1.00          0.03         (0.03)        1.00       0.33%       2.82%

DAILY ASSETS TREASURY
OBLIGATIONS FUND
  Period Ended February 28, 1998 (b)(f)   1.00          0.01         (0.01)        1.00       0.20%(c)    2.13%(c)

DAILY ASSETS
GOVERNMENT CASH FUND
  Period Ended February 28, 1998 (b)(f)   1.00          0.01         (0.01)        1.00       0.20%(c)    1.76%(c)

DAILY ASSETS CASH FUND
  Period Ended February 28, 1998 (b)      1.00          0.03         (0.03)        1.00       0.47%(c)    5.23%(c)
  Period Ended August 31, 1997 (f)        1.00          0.05         (0.05)        1.00       0.52%(c)    5.06%(c)



(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.
(b)  Unaudited.
(c)  Annualized.
(d)  Not Annualized.
(e) Effective June 19, 1997, Daily Assets Treasury Fund changed its year end from March 31 to August 31.
(f) See Note 1 of Notes to Financial Statements for date of commencement of operations.



See Notes to Financial Statements.   6                               FORUM FUNDS

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (Concluded)
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the periods indicated.

                                                                  RATIO TO
                                                                   AVERAGE
                                                                  NET ASSETS
                                                 NET ASSETS AT  ----------------
                                      TOTAL     END OF PERIOD       GROSS
                                     RETURN     (000'S OMITTED)  EXPENSES (A)
                                     --------   --------------- ----------------
DAILY ASSETS TREASURY
FUND
  Period Ended February 28, 1998(b)   2.43%(d)     $  46,519          0.78%(c)
  Period Ended August 31, 1997(e)     2.01%(d)        44,116          0.95%(c)
  Year Ended March 31, 1997           4.80%           43,975          0.99%
  Year Ended March 31, 1996           5.18%           43,103          1.06%
  Year Ended March 31, 1995           4.45%           36,329          1.10%
  Year Ended March 31, 1994           2.83%           26,505          1.17%

DAILY ASSETS TREASURY
OBLIGATIONS FUND
  Period Ended February 28, 1998(b)(f)   0.55%(d)  $  60,926          0.35%(c)

DAILY ASSETS
GOVERNMENT CASH FUND
  Period Ended February 28, 1998(b)(f)   0.46%(d)      4,952          1.33%(c)

DAILY ASSETS CASH FUND
  Period Ended February 28, 1998(b)      2.62%(d)     13,034          0.89%(c)
  Period Ended August 31, 1997(f)        4.70%(d)     12,076          1.22%(c)



(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.
(b)  Unaudited.
(c)  Annualized.
(d)  Not Annualized.
(e) Effective June 19, 1997, Daily Assets Treasury Fund changed its year end from March 31 to August 31.
(f) See Note 1 of Notes to Financial Statements for date of commencement of operations.




See Notes to Financial Statements.   7                              FORUM FUNDS

FORUM FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY, 28 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds (the "Trust") is an open-end, management investment company organized as a Delaware business trust. The Trust currently has twenty-five active investment portfolios. These financial statements relate to Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Fund" and collectively "the Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Institutional Shares, Institutional Service Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

         Daily Assets Treasury Fund (Institutional Service Shares)                            July 1, 1992
         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Government Fund (Institutional Shares)                              January 30, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996

Effective June 19, 1997, Daily Assets Treasury Fund changed its year end from March 31 to August 31.

MASTER FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware) ("Core Trust") which has the same investment objective and substantially similar policies as the Fund. Core Trust also is registered as an open-end, management investment company and the portfolios in which the Funds invest, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (the "Portfolios"), are all diversified. The Funds account for their investment in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 1998 Daily Assets Treasury Fund owns substantially all of the interests of its Portfolio. As of that date the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Fund was 36.4%; the percentage of Government Cash Portfolio owned by Daily Assets Government Fund was 0.8%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 3.4%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to the Financial Statements of Core Trust.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.



                                       8                             FORUM FUNDS

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY, 28 1998 (Unaudited) (Continued)
--------------------------------------------------------------------------------

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

FEDERAL TAXES - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser to each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998 Linden Asset Management, Inc. served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Effective January 2, 1998, Forum Advisors, Inc. reorganized as Forum Advisors. A Fund may withdraw its investment from its Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.

ADMINISTRATOR - The administrator of the Funds is Forum Administrative Services, LLC ("Forum"). For its administrative services and facilities, Forum receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses are charged to the Funds by Forum. For the period ended February 28, 1998, the respective amounts charged to Daily Assets Treasury Fund and Daily Assets Cash were $665 and $166. A previous management agreement in effect with Forum Financial Services, Inc. ("FFSI") during the period was similar in all material terms to the current agreement with Forum.

TRANSFER AGENT AND OTHER SERVICE PROVIDERS - The transfer agent and dividend disbursing agent for the Funds is Forum Financial Corp. (the "Transfer Agent"). The Transfer Agent is paid a transfer agent fee at an annual rate of 0.5% of the average daily net assets of Institutional Shares of each Fund. In addition, the Transfer Agent is paid $12,000 per Fund plus $6,000 per each class of shares of the Funds above one, plus certain account charges.

Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its services, FAcS receives from each Fund an annual fee of $12,000 plus certain amounts based upon the number and types of portfolio transactions within each Fund.

DISTRIBUTOR - FFSI, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc, acts as each Fund's distributor.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Forum and the Transfer Agent have voluntarily waived a portion of their fees, and Forum has assumed certain expenses of the Funds. For the period ended February 28, 1998, fees waived and expenses reimbursed were as follows:



                                       9                             FORUM FUNDS

FORUM FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY, 28 1998 (Unaudited) (Concluded)
--------------------------------------------------------------------------------

                                                                                 Fees Waived
                                                                                 -----------
                                                          Expenses       Transfer
                                                         Reimbursed        Agent           Forum             Total
                                                         ----------        -----           -----             -----
Daily Assets Treasury Fund                               $        -       $33,900         $    -            $33,900
Daily Assets Treasury Obligations Fund                        2,179         3,262          3,262              8,703
Daily Assets Government Fund                                  3,804           184            184              4,172
Daily Assets Cash Fund                                       10,863         9,112          4,031             24,006

NOTE 5.  SPECIAL MEETING OF SHAREHOLDERS

The following matter was submitted to a vote of shareholders of Daily Assets Cash Fund at a special meeting of shareholders held December 12, 1997 to authorize the Trust, on behalf of that Fund, to vote at a meeting of the interestholders of Core Trust (Delaware) to approve a new Investment Advisory Agreement between Core Trust (Delaware) and Forum Advisors with respect to Cash Portfolio. Votes were cast as follows: 9,395,473 For; 0 Against; 15,629 Abstained.



                                       10                            FORUM FUNDS

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







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






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










                              CORE TRUST (DELAWARE)

                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 1998

                               TREASURY PORTFOLIO
                             TREASURY CASH PORTFOLIO
                            GOVERNMENT CASH PORTFOLIO
                                 CASH PORTFOLIO

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

    Face                   Security
   Amount                Description                   Value
--------------  -------------------------------   ----------------

U.S. GOVERNMENT SECURITIES (99.7%)
FEDERAL HOME LOAN BANK -
   DISCOUNT NOTES (A) (8.7%)
        3,000,000  5.40%, 3/11/98                     $ 2,996,040
          500,000  5.44%, 5/11/98                         494,847
          550,000  5.44%, 6/30/98                         540,357
                                                  ----------------
Total Federal Home Loan Bank -
   Discount Notes                                       4,031,244
                                                  ----------------

STUDENT LOAN MARKETING ASSOCIATION (B) (24.7%)
   11,500,000   5.46%, 4/16/98                         11,500,000
                                                  ----------------

U.S. TREASURY BILLS (A) (55.5%)
   26,000,000   5.39%, 4/23/98                         25,797,952
                                                  ----------------

U.S. TREASURY NOTES (10.8%)
    5,000,000   5.88, 8/15/98                           5,004,279
                                                  ----------------

Total U.S. Government Securities                       46,333,475
                                                  ----------------

   SHARES
--------------
SHORT-TERM HOLDINGS (0.3%)
      123,541   Dreyfus Treasury Prime Cash
                   Management Fund Class A Shares         123,541
                                                  ----------------


Total Investments (100.0%)                           $ 46,457,016
                                                  ================


(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect of February 28, 1998.




See Notes to Financial Statements.   15                    CORE TRUST (DELAWARE)

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION               VALUE
--------------  ----------------------------  ---------------

U.S. TREASURY BILLS (A) (59.0%)
  100,000,000   5.39%, 4/23/98                  $ 99,239,031
                                              ---------------

REPURCHASE AGREEMENTS (41.0%)
   22,940,000   BancAmerica Robertson Stephens,
                   5.60%, 3/2/98, to be repurchased
                   at $22,950,705; Collateralized by
                   $22,830,000 UST Notes, 6.75%
                   6/30/99                        22,940,000
   23,000,000      Donaldson,  Lufkin & Jenrette,  Inc.,  5.60%,  3/2/98,  to be
                   repurchased at $23,010,733; Collateralized by $44,443,005 UST
                   Strips, 0.00% 2/15/09 23,000,000
   23,000,000   Merrill Lynch & Co., Inc., 5.55%,
                   3/2/98, to be repurchased at
                   $23,010,638; Collateralized by
                   $23,285,000 UST Notes, 6.00%,
                   8/13/99                        23,000,000
                                              ---------------

 Total Repurchase Agreements                      68,940,000
                                              ---------------

 Total Investments (100.0%)                    $ 168,179,031
                                              ===============


 (A) Annualized yields at time of purchase.
 UST          U.S. Treasury





See Notes to Financial Statements.   16                    CORE TRUST (DELAWARE)

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY                                    FACE                   SECURITY
   AMOUNT               DESCRIPTION               VALUE             AMOUNT                DESCRIPTION                  VALUE
--------------  ----------------------------  ---------------     ------------  ---------------------------------  --------------

U.S. GOVERNMENT SECURITIES (55.4%)                                STUDENT LOAN MARKETING ASSOCIATION (B) (10.3%)
FEDERAL FARM CREDIT BANK (B) (3.0%)                                57,050,000   5.68%, 6/18/98                          $ 57,050,000
      18,000,0005.46%, 4/1/99                   $ 18,000,000        5,000,000   5.49%, 1/13/99                             5,000,000
                                              ---------------                                                         --------------
                                                                  Total Student Loan Marketing Association                62,050,000
                                                                                                                      --------------
FEDERAL HOME LOAN BANK -
   DISCOUNT NOTES (A) (4.1%)                                      Total U.S. Government Securities                       333,141,814
                                                                                                                      --------------
   25,000,000   5.71%, 3/23/98                    24,918,917
                                              ---------------
                                                                  REPURCHASE AGREEMENTS (42.7%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION -                           101,650,000   BancAmerica Robertson Stephens,
   DISCOUNT NOTES (A) (24.9%)                                                      5.66%, 3/2/98. to be repurchased
  100,000,000   5.77%, 3/12/98                    99,844,168                       at $101,697,945; Collateralized by;
    8,644,000   5.76%, 3/30/98                     8,606,485                       $15,850,000 multiple FFCB, Discount
   41,287,000   5.75%, 4/24/98                    40,949,136                       Notes, 0.00%, 4/28/98 to 5/9/98;
                                              ---------------
Total Federal National Mortgage Association -                                      $25,825,000 multiple FHLB Bonds,
    Discount Notes                               149,399,789                       5.05% to 6.03%, 2/6/01 to 8/27/01;
                                              ---------------
                                                                                   $12,000,000 FHLB Discount Notes,
SMALL BUSINESS ADMINISTRATION (B) (13.1%)                                          0.00%, 5/1/98; and $50,000,000 UST
      367,225   Pool # 500545, 8.38%, 3/25/03        367,924                       Notes, 5.63%, 12/31/99                101,650,000
      359,182   Pool # 500746, 7.75%, 11/25/01       359,182      125,000,000   Bear Stearns & Co., Inc., 5.60%, 3/2/98,
    1,296,725   Pool # 501077, 7.00%, 11/25/14     1,306,411                       to be repurchased at $125,058,333;
    2,502,148   Pool # 501308, 7.00%, 10/25/15     2,558,171                       Collateralized by; $50,000,000 FHLB
    3,205,054   Pool # 501543, 6.88%, 7/25/16      3,217,801                       186 PO, 0.00%, 7/15/27; $18,985,000
      451,264   Pool # 501628, 8.38%, 9/25/04        451,264                       FNMA 222 IO, 7.00%, 6/25/23;
    1,387,042   Pool # 501690, 6.63%, 9/25/16      1,397,388                       $32,505,000 FNMA 267 PO, 0.00%,
    1,952,856   Pool # 501898, 6.75%, 7/25/17      1,961,585                       10/25/24; $3,470,000 FNMA 272 PO,
    5,855,393   Pool # 502150, 6.50%, 2/25/18      5,948,530                       0.00%, 6/25/26; and $50,705,000
      588,475   Pool # 502161, 6.50%, 2/25/18        590,794                       multiple FNMA 282 IO, 7.00%, 9/1/25   125,000,000
    3,275,510   Pool # 502208, 6.50%, 2/25/18      3,326,146       30,000,000   Smith Barney, 5.67%, 3/2/98, to be
    2,257,850   Pool # 502306, 6.50%, 2/25/18      2,293,855                       repurchased at $30,014,175;
    3,125,598   Pool # 502613, 6.50%, 4/25/19      3,125,598                       Collateralized by $41,769,000
    1,110,529   Pool # 503058, 6.38%, 7/25/15      1,110,529                       FNMA 289-1, 0.00%, 10/30/27            30,000,000
                                                                                                                      --------------
    1,729,059   Pool # 503082, 6.38%, 8/25/20      1,729,059
    2,001,262   Pool # 503120, 6.38%, 11/25/20     2,001,262      Total Repurchase Agreements                            256,650,000
                                                                                                                      --------------
      469,061   Pool # 503121, 6.38%, 8/25/15        469,061
    2,824,681   Pool # 503232, 6.13%, 12/25/15     2,824,681        SHARES
                                                                  ------------
    1,227,750   Pool # 503278, 6.13%, 2/25/21      1,227,725      SHORT-TERM HOLDINGS (1.9%)
    2,928,767   Pool # 503431, 6.25%, 7/25/21      2,930,488       11,331,000   Dreyfus Cash Management Fund              11,331,000
                                                                                                                      --------------
    3,612,813   Pool # 503461, 6.25%, 9/25/21      3,614,944
    2,727,262   Pool # 503472, 6.25%, 8/25/21      2,728,851      Total Investments (100.0%)                           $ 601,122,814
                                                                                                                      ==============
    1,184,734   Pool # 503553, 6.13%, 11/25/21     1,181,748
    5,085,129   Pool # 503671, 6.13%, 3/25/22      5,085,129       (A)  Annualized yields at time of purchase.
    1,890,426   Pool # 503754, 6.13%, 5/25/22      1,890,426       (B)  Certain securities are deemed to have a maturity remaining
    1,205,692   Pool # 503780, 6.13%, 3/25/22      1,207,179            until the next readjustment of the interest rate or the
    5,201,281   Pool # 503882, 6.00%, 9/25/22      5,194,883            longer of the demand period or readjustment.  The interest
    4,399,525   Pool # 503892, 6.13%, 7/25/22      4,410,347            rates shown reflect the rate in effect on February 28, 1998.
    5,973,557   Pool # 503909, 6.00%, 10/25/22     5,969,872       FFCB        Federal Farm Credit Bank
    3,000,000   Pool # 504015, 6.00%, 1/25/23      2,999,066       FHLB        Federal Home Loan Bank
    5,293,209   Pool # 504062, 6.00%, 2/25/23      5,293,209       FNMA        Federal National Mortgage Association
                                              ---------------      UST         U.S. Treasury
Total Small Business Administration               78,773,108
                                              ---------------



See Notes to Financial Statements.   17                    CORE TRUST (DELAWARE)

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

    FACE                 SECURITY                                    FACE                  SECURITY
   AMOUNT               DESCRIPTION               VALUE             AMOUNT                DESCRIPTION                 VALUE
--------------  ----------------------------  ---------------     ------------  --------------------------------  --------------

U.S. GOVERNMENT SECURITIES (24.6%)                                CORPORATE NOTES (7.9%)
FEDERAL HOME LOAN BANK                                              6,000,000   Banc America Robertson
   DISCOUNT NOTES (A) (15.4%)                                                      Stephens, 5.65%, V/R, 4/16/98      $ 6,000,000
   60,000,000   5.45%, 3/2/98                   $ 60,000,000       15,000,000   Bear Stearns & Co., Inc., 5.73%
                                              ---------------
                                                                                   V/R, 1/6/99                         15,000,000
SMALL BUSINESS ADMINISTRATION (B) (9.2%)                            5,000,000   Merrill Lynch & Co., Inc.,
      353,335   Pool # 500536, 7.50%, 5/25/13        359,357                       5.61% V/R, 3/4/98                    5,000,000
      571,759   Pool # 500730, 8.38%, 2/25/04        582,432        5,000,000   Merrill Lynch & Co., Inc.,
       19,148   Pool # 501256, 7.45%, 7/25/98         19,148                       5.63% V/R, 7/24/98                   5,000,000
                                                                                                                    --------------
    1,361,739   Pool # 501733, 6.50%, 2/25/17      1,385,325      Total Corporate Notes                                31,000,000
                                                                                                                    --------------
    1,138,183   Pool # 501989, 6.63%, 10/25/12     1,144,493
      428,693   Pool # 502914, 6.50%, 3/25/15        429,146      REPURCHASE AGREEMENTS (35.6%)
    1,876,244   Pool # 503121, 6.38%, 8/25/15      1,876,244       64,075,000   BancAmerica Robertson Stephens,
    5,597,145   Pool # 503429, 6.25%, 6/25/16      5,597,145                       5.66%, 3/2/98, to be repurchased
      903,203   Pool # 503461, 6.25%, 9/25/21        903,743                       at $64,105,222; Collaterlized by
    4,364,747   Pool # 503553, 6.13%, 11/25/21     4,353,095                       $66,000,000 multiple FNMA
    2,835,639   Pool # 503754, 6.13%, 5/25/22      2,835,639                       Discount Notes, 0.00%, 3/12/98
    4,970,546   Pool # 503882, 6.00%, 9/25/22      4,964,424                       to 8/24/98                          64,075,000
    5,686,363   Pool # 503912, 6.00%, 10/25/22     5,682,854
    5,731,247   Pool # 504014, 6.00%, 1/25/23      5,729,463       75,000,000   Bear Stearns & Co., Inc., 5.60%,
                                              ---------------
Total Small Business Administration               35,862,508                       3/2/98, to be repurchased at
                                              ---------------
                                                                                   $75,035,000; Collaterlized by
Total U.S. Government Securities                  95,862,508                       $4,921,664 FHLMC 52 PC, 0.00%,
                                              ---------------
                                                                                   4/25/24; $17/800,000 FHLMC
BANK NOTES (B) (2.0%)                                                              1910 ZV, 8.00%, 10/15/22; $14,846,000
    8,000,000   Bankers Trust New York Corp.,                                      FHLMC 1933 PN, 0.00%, 2/15/27;
                   5.66%, 7/21/98                  7,999,063                       $7,815,000 FHLMC 1967 PA, 0.00%,
                                              ---------------
                                                                                   12/15/23; $7,835,000 FHLMC 1976
CERTIFICATE OF DEPOSITS (B) (1.0%)                                                 PO, 0.00%, 7/15/27; $11,464,000
    4,000,000   Bankers Trust New York Corp.,                                      FHLMC 2003 BPG, 0.00%, 10/17/27;
                   5.64%, 9/11/98                  3,999,766                       $11,551,053, FHLMC 2003 BPO,
                                              ---------------
                                                                                   0.00%, 10/17/27; $13,546,341 FHLMC
COMMERCIAL PAPER (A) (25.3%)                                                       2003 BPO, 0.00%, 10/17/27;
   15,000,000   Associates Corp. of North                                          $11,551,053 FHLMC 2003 BPO,
                   America, 5.49%, 4/9/98         14,913,075                       0.00%, 10/17/27; $13,546,341 FHLMC
    5,000,000   Ford Motor Credit Corp., 5.49%                                     2003 B, 0.00%, 10/15/27; and
                   4/10/98                         4,970,264                       $2,380,000 FHLMC 2028 PO, 0.00%,
   15,000,000   General Electric Capital Corp.,                                    1/15/28                             75,000,000
                                                                                                                    --------------
                   5.52%, 4/6/98                  14,919,500
    8,000,000   International Lease Finance                       Total Repurchase Agreements                         139,075,000
                                                                                                                    --------------
                   Corp., 5.41%, 6/18/98           7,870,160
    5,000,000   Merrill Lynch & Co., Inc.,                        SHORT-TERM HOLDINGS (3.6%)
                   5.46%, 5/19/98                  4,940,850       14,140,000   Dreyfus Cash Management
   10,500,000   Monsanto Co., 5.41%, 6/23/98      10,321,696                       Plus Fund                           14,140,000
                                                                                                                    --------------
   12,000,000   Morgan Stanley Dean Witter,
                   5.58%, 6/16/98 (B)             12,000,000      Total Investments (100.0%)                        $ 390,794,928
                                                                                                                    ==============
   12,000,000   Prudential Funding, 5.68%,
                   3/16/98                        11,973,493       (A)  Annualized yields at time of purchase.
   17,000,000   Salomon Smith Barney                               (B)  Certain securities are deemed to have a maturity remaining
                   Holdings, 5.45%, 5/15/98       16,809,553            until the next readjustment of the interest rate or the
                                              ---------------           longer of the demand period or readjustment.  The interest
Total Commercial Paper                            98,718,591            rates shown reflect the rate in effect on February 28, 1998.
                                              ---------------      FHLMC       Federal Home Loan Mortgage Corporation
                                                                   FNMA        Federal National Mortgage Association



See Notes to Financial Statements.   18                    CORE TRUST (DELAWARE)

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                              TREASURY          GOVERNMENT
                                                          TREASURY              CASH               CASH               CASH
                                                         PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  -----------------

ASSETS:
    Investments: (Note 2)
       Securities at amortized cost                       $ 46,457,016        $ 99,239,031      $ 344,472,814      $ 251,719,928
       Repurchase agreements at amortized cost                       -          68,940,000        256,650,000        139,075,000
                                                      -----------------   -----------------  -----------------  -----------------
           Total investments at value                       46,457,016         168,179,031        601,122,814        390,794,928

    Cash                                                             -              15,756             13,520             20,163
    Interest and other receivables                             260,166               6,751          2,162,658          1,047,222
    Organization costs, net of amortization (Note 2)                 -                 598             10,974              2,968
                                                      -----------------   -----------------  -----------------  -----------------

Total assets                                                46,717,182         168,202,136        603,309,966        391,865,281
                                                      -----------------   -----------------  -----------------  -----------------

LIABILITIES:
    Payable to adviser (Note 3)                                  1,878               4,681             17,651             10,925
    Payable to administrator (Note 3)                                -               5,929             23,311             14,428
    Accrued expenses and other liabilities                       3,361               8,300             66,874             32,409
                                                      -----------------   -----------------  -----------------  -----------------

Total liabilities                                                5,239              18,910            107,836             57,762
                                                      -----------------   -----------------  -----------------  -----------------

NET ASSETS                                                $ 46,711,943       $ 168,183,226      $ 603,202,130      $ 391,807,519
                                                      =================   =================  =================  =================

COMPONENTS OF NET ASSETS:
    Investors' capital                                      46,711,943         168,183,226        603,202,130        391,807,519
                                                      -----------------   -----------------  -----------------  -----------------

NET ASSETS                                                $ 46,711,943       $ 168,183,226      $ 603,202,130      $ 391,807,519
                                                      =================   =================  =================  =================



See Notes to Financial Statements.   19                    CORE TRUST (DELAWARE)

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                            TREASURY           GOVERNMENT
                                                        TREASURY              CASH                CASH             CASH
                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                    ------------------   ----------------   ----------------- ----------------

INVESTMENT INCOME:
   Interest income                                        $ 1,145,480        $ 2,745,991        $ 15,538,689      $ 8,776,150
                                                    ------------------   ----------------   ----------------- ----------------

EXPENSES:
   Investment advisory (Note 3)                                10,652             19,655             107,682           60,092
   Administration (Note 3)                                     15,636             25,035             136,511           76,452
   Custody                                                      5,511             12,518              68,255           38,226
   Accounting (Note 3)                                         24,000             21,735              24,000           24,000
   Audit                                                        6,500                792              24,935           17,644
   Legal (Note 3)                                                 299              3,252               5,624            3,653
   Trustees                                                       935                229               1,507              762
   Amortization of organization costs                               -                120               2,195              594
   Miscellaneous                                                  757              1,507               8,039            4,808
                                                    ------------------   ----------------   ----------------- ----------------

Total expenses                                                 64,290             84,843             378,748          226,231
   Expenses reimbursed and fees waived  (Note 4)              (32,332)           (10,258)                  -                -
                                                    ------------------   ----------------   ----------------- ----------------
Net expenses                                                   31,958             74,585             378,748          226,231
                                                    ------------------   ----------------   ----------------- ----------------

NET INVESTMENT INCOME                                       1,113,522          2,671,406          15,159,941        8,549,919
                                                    ------------------   ----------------   ----------------- ----------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (20,126)             5,849             (41,998)           3,538
                                                    ------------------   ----------------   ----------------- ----------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 1,093,396        $ 2,677,255        $ 15,117,943      $ 8,553,457
                                                    ==================   ================   ================= ================




See Notes to Financial Statements.   20                    CORE TRUST (DELAWARE)

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997 AND THE PERIODS ENDED AUGUST 31, 1997 AND FEBRUARY 28, 1998
--------------------------------------------------------------------------------



                                                                             TREASURY
                                                                            PORTFOLIO
                                                                         -----------------

NET ASSETS - March 31, 1996                                                  $ 43,296,823
-------------------------------------------------------------            -----------------

OPERATIONS:
    Net investment income                                                       2,081,727
    Net realized gain (loss) on investments sold                                   (1,082)
                                                                         -----------------
       Net increase (decrease) in net assets resulting
       from operations                                                          2,080,645
                                                                         -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                              54,385,867
    Withdrawals                                                               (55,579,050)
                                                                         -----------------
       Net transactions in investors' beneficial interests                     (1,193,183)
                                                                         -----------------

       Net increase (decrease) in net assets                                      887,462
                                                                         -----------------

NET ASSETS - March 31, 1997                                                    44,184,285
-------------------------------------------------------------            -----------------

OPERATIONS:
    Net investment income                                                         925,794
    Net realized gain (loss) on investments sold                                   15,133
                                                                         -----------------
       Net increase (decrease) in net assets resulting
       from operations                                                            940,927
                                                                         -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                              22,743,917
    Withdrawals                                                               (23,547,717)
                                                                         -----------------
       Net transactions in investors' beneficial interests                       (803,800)
                                                                         -----------------

       Net increase (decrease) in net assets                                      137,127
                                                                         -----------------

NET ASSETS - August 31, 1997 (Note 1)                                          44,321,412
-------------------------------------------------------------            =================

OPERATIONS:
    Net investment income                                                       1,113,522
    Net realized gain (loss) on investments sold                                  (20,126)
                                                                         -----------------
       Net increase (decrease) in net assets resulting
       from operations                                                          1,093,396
                                                                         -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                              44,368,671
    Withdrawals                                                               (43,071,536)
                                                                         -----------------
       Net transactions in investors' beneficial interests                      1,297,135
                                                                         -----------------

       Net increase (decrease) in net assets                                    2,390,531
                                                                         -----------------

NET ASSETS - February 28, 1998 (Unaudited)                                   $ 46,711,943
-------------------------------------------------------------            =================



See Notes to Financial Statements.   21                    CORE TRUST (DELAWARE)

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1997 AND THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Concluded)
--------------------------------------------------------------------------------


                                                                             TREASURY          GOVERNMENT
                                                                               CASH               CASH                CASH
                                                                            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                                         -----------------   ----------------   -----------------

NET ASSETS - August 31, 1996                                                 $ 83,471,666      $ 508,099,794       $ 126,282,923
-------------------------------------------------------------            -----------------   ----------------   -----------------

OPERATIONS:
    Net investment income                                                       2,525,129         27,216,340          10,105,993
    Net realized gain (loss) on investments sold                                    2,441            (27,824)             (8,648)
                                                                         -----------------   ----------------   -----------------
       Net increase (decrease) in net assets resulting
       from operations                                                          2,527,570         27,188,516          10,097,345
                                                                         -----------------   ----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                             292,088,302      1,552,918,166         633,698,622
    Withdrawals                                                              (306,985,018)    (1,611,437,731)       (510,587,879)
                                                                         -----------------   ----------------   -----------------
       Net transactions in investors' beneficial interests                    (14,896,716)       (58,519,565)        123,110,743
                                                                         -----------------   ----------------   -----------------

       Net increase (decrease) in net assets                                  (12,369,146)       (31,331,049)        133,208,088
                                                                         -----------------   ----------------   -----------------

NET ASSETS - August 31, 1997                                                   71,102,520        476,768,745         259,491,011
-------------------------------------------------------------            -----------------   ----------------   -----------------

OPERATIONS:
    Net investment income                                                       2,671,406         15,159,941           8,549,919
    Net realized gain (loss) on investments sold                                    5,849            (41,998)              3,538
                                                                         -----------------   ----------------   -----------------
       Net increase (decrease) in net assets resulting
       from operations                                                          2,677,255         15,117,943           8,553,457
                                                                         -----------------   ----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                             235,362,177        876,396,178         479,088,723
    Withdrawals                                                              (140,958,726)      (765,080,736)       (355,325,672)
                                                                         -----------------   ----------------   -----------------
       Net transactions in investors' beneficial interests                     94,403,451        111,315,442         123,763,051
                                                                         -----------------   ----------------   -----------------

       Net increase (decrease) in net assets                                   97,080,706        126,433,385         132,316,508
                                                                         -----------------   ----------------   -----------------

NET ASSETS - February 28, 1998  (Unaudited)                                 $ 168,183,226      $ 603,202,130       $ 391,807,519
-------------------------------------------------------------            =================   ================   =================




See Notes to Financial Statements.   22                    CORE TRUST (DELAWARE)

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY, 28 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has 21 separate investment portfolios. These financial statements relate to Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively "the Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995, except Treasury Portfolio which commenced operations on February 21, 1996. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end, management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Each Portfolio's net asset value per share is calculated on each business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Net asset value per share is calculated at 1:00 p.m., Pacific time; Treasury Portfolio's net asset value per share is calculated at 2:00 p.m., Pacific time. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities. In the event of default, the Portfolio could possibly have difficulties with the disposition of the underlying securities.

ORGANIZATIONAL COSTS - The costs incurred by Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations. These costs were paid by Forum Financial Corp. and were reimbursed by the Portfolios.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain, as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment securities transactions are recorded on trade date. Interest income is accrued as earned. Realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at February 28, 1998 is the same as for financial accounting purposes.


                                       23                  CORE TRUST (DELAWARE)

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY, 28 1998 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser for each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998, Linden Asset Management served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Effective January 2, 1998, Forum Advisors Inc. reorganized as Forum Advisors.

Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. The minimum total annual advisory fee for these three Portfolios is $50,000. Forum Advisors receives an advisory fee from Treasury Portfolio at an annual rate of 0.05% of the average daily net assets of that Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("Forum"). For its administrative services and facilities, Forum receives from each Portfolio a management fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. With the exception of Treasury Portfolio, certain legal expenses were charged to the Portfolios by Forum. For the period ended February 28, 1998, the respective amounts charged to, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio were $48, $319 and $162.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services FAcS receives a fee from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio of the lesser of an annual rate of 0.05% of the average daily net assets of the Portfolio or $48,000 per year, plus additional amounts depending on the number and type of portfolio transactions and number of interest holders. For these services FAS receives a fee from Treasury Portfolio of $48,000 per year plus additional amounts depending on the number and type of portfolio transactions and number of interest holders.

PLACEMENT AGENT - Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Forum has voluntarily waived a portion of its fees and has assumed certain expenses of the Portfolios. For the period February 28, 1998, fees waived and expenses reimbursed were as follows:

                                                          Expenses            Fees
                                                         Reimbursed          Waived               Total
                                                         ----------          ------               -----

Treasury Portfolio                                         $16,696         $15,636               $32,332
Treasury Cash Portfolio                                     10,258                   -            10,258
Government Cash Portfolio                                         -                  -                 -
Cash Portfolio                                                    -                  -                 -



                                       24                  CORE TRUST (DELAWARE)

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY, 28 1998 (Unaudited) (Concluded)
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

Portfolio income and expense ratios for the six months ended February 28, 1998 and previous fiscal periods are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any.

                                                                                             Ratios to Average Net Assets
                                                                                             ----------------------------
                                                                                                        Net
                                                                                                     Investment         Gross
                                                                                     Expenses          Income          Expenses
                                                                                     --------          ------          --------
Treasury Portfolio
       Period Ended February 28, 1998 (a).......................................       0.15%            5.03%            0.30%
       Period Ended August 31, 1997 (See Note 1)................................       0.15%            5.11%            0.36%
       Year Ended March 31, 1997................................................       0.15%            5.04%            0.33%
       Period Ended March 31, 1996..............................................       0.15%            4.99%            0.60%
Treasury Cash Portfolio
       Period Ended February 28, 1998 (a).......................................       0.15%            5.34%            0.17%
       Year Ended August 31, 1997...............................................       0.15%            5.20%            0.18%
       Year Ended August 31, 1996...............................................       0.15%            5.30%            0.20%
Government Cash Portfolio
       Period Ended February 28, 1998 (a).......................................       0.14%            5.55%            0.14%
       Year Ended August 31, 1997...............................................       0.14%            5.38%            0.14%
       Year Ended August 31, 1996...............................................       0.14%            5.49%            0.14%
Cash Portfolio
       Period Ended February 28, 1998 (a).......................................       0.15%            5.59%            0.15%
       Year Ended August 31, 1997...............................................       0.15%            5.45%            0.15%
       Year Ended August 31, 1996...............................................       0.15%            5.50%            0.16%

(a)  Annualized.

NOTE 6.  SPECIAL MEETING OF INTERESTHOLDERS

The following matter was submitted to a vote of shareholders of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (the "Portfolios") at a special meeting of shareholders held December 12, 1997, and then continued on December 18, 1997: to approve a new Investment Advisory Agreement between Core Trust (Delaware) and Forum Advisors with respect to the Portfolios. Interests in each of the Portfolios were voted as follows: Treasury Cash Portfolio - 99.63% For; 0.37% Against; 0.00% Abstained; Government Cash Portfolio - 99.00% For; 1.00% Against; 0.00% Abstained; Cash Portfolio - 96.45% For; 3.55% Against; 0.00% Abstained.




                                       25                  CORE TRUST (DELAWARE)

DISTRIBUTOR
Forum Financial Services, Inc.

TRANSFER AGENT
Forum Financial Corp.

[FORUM LOGO]


FORUM FUNDS
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY
TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE
RECEIVED A COPY OF THE FORUM FUNDS PROSPECTUS.